Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Average	Average
					Summary	Summary	Value of Initial Fixed $100
					Compensation	Compensation	Investment Based On:
	Summary	Summary			Table Total	Actually Paid				Operating
	Compensation	Compensation	Compensation	Compensation	for Non-PEO	to Non-PEO		Peer Group	Net	Cash
	Table Total	Table Total	Actually Paid	Actually Paid	Named	Named	Total	Total	Income/	Flow
	for first	for second	to first	to second	Executive	Executive	Shareholder	Shareholder	(Loss)	(OCF) (5)
Year	PEO (1)	PEO (1)	PEO (2)	PEO (2)	Officers (1)	Officers (3)	Return	Return (4)	(in millions)	(in millions)
	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
2025	—	3,192,075	—	2,830,890	1,947,430	1,751,794	187	160	32	57
2024	—	1,854,830	—	1,200,924	1,090,484	711,322	198	156	91	13
2023	—	2,391,450	—	1,946,938	1,457,560	1,168,921	237	194	195	200
2022	2,138,360	2,272,390	3,327,790	3,062,704	819,670	819,320	284	210	218	208
2021	1,371,410	—	1,913,830	—	733,150	1,164,372	144	121	7	23

(1)	Amounts disclosed for the first Principal Executive Officer (PEO), second PEO and other Non-PEO Named Executive Officers relate to reported compensation as follows:
>	Richard A. Hubbell – was the President and Chief Executive Officer through May 17, 2022, and for the year 2021. He has been Executive Chairman of the Board Officer since May 17, 2022. His total compensation for 2022 and 2021 has been disclosed as amounts related to first PEO. For 2025, 2024 and 2023, his compensation has been included in amounts related to Non-PEO Named Executive Officers.
>	Ben M. Palmer – is named PEO for 2025 and been the President and Chief Executive Officer effective May 17, 2022, and was Vice President, Chief Financial Officer and Corporate Secretary prior. For 2025, 2024, 2023 and 2022, his total compensation has been disclosed as amounts related to second PEO. For 2021, his compensation has been disclosed in amounts related to Non-PEO Named Executive Officers.
>	Michael L. Schmit – has been Vice President, Chief Financial Officer and Corporate Secretary effective May 17, 2022, and his compensation has been included in amounts related to Non-PEO Named Executive Officers for 2025, 2024, 2023 and 2022.
(2)

The dollar amounts reported represent the amount of Compensation Actually Paid (CAP), computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. To calculate the amounts in the CAP to PEO column in the table above, the following amounts were deducted from or added to (as applicable) the Total compensation as reported in the Summary Compensation Table (SCT):

	Reported	Reported		Reported	Reported	Equity	Equity
	Summary	Summary	Pension	Value of	Value of	Award	Award
	Compensation	Compensation	Adjustments	Equity	Equity	Adjustments	Adjustments	Compensation	Compensation
	Table Total for	Table Total for	to First	Awards to	Awards to	to first	to second	Actually Paid	Actually Paid
	first PEO (a)	second PEO (a)	PEO	first PEO (b)	second PEO (b)	PEO (c)	PEO (c)	to first PEO	to second PEO
Year	($)	($)	($)	($)	($)	($)	($)	($)	($)
2025	—	3,192,075	—	—	(1,388,265)	—	1,027,080	—	2,830,890
2024	—	1,854,830	—	—	(1,224,900)	—	570,994	—	1,200,924
2023	—	2,391,450	—	—	(998,400)	—	553,888	—	1,946,938
2022	2,138,360	2,272,390	—	(670,500)	(804,600)	1,859,930	1,594,914	3,327,790	3,062,704
2021	1,371,410	—	—	(387,000)	—	929,420	—	1,913,830	—
(a)	The amounts disclosed represent the amounts reported as Total Compensation in the SCT.
(b)	Represents the grant date fair value of the equity awards reported in the Stock Awards column of the SCT.
(c)	Represents the year-over-year change in the fair value of equity awards, as shown below. For 2022, the change in fair value of equity awards has been attributed to the Named Executive Officer who was PEO as of December 31, 2022:

	2025	2024	2023	2022 - First PEO	2022 - Second PEO	2021
Fair Value of	($)	($)	($)	($)	($)	($)
Equity awards granted in Current Fiscal Year (CFY) outstanding and unvested as of end of CFY	1,148,481	891,000	757,120	666,750	800,100	454,000
Change in prior year awards outstanding and unvested as of end of CFY	(194,200)	(365,990)	(266,938)	1,096,200	730,800	305,800
Change in prior year awards that vested in current year	93,347	(3,536)	20,538	83,900	53,694	169,620
Prior year awards that fail to meet vesting conditions during CFY	(77,220)	—	—	—	—	—
Dividends paid	56,672	49,520	43,168	13,080	10,320	—
Total Equity Award Adjustments	1,027,080	570,994	553,888	1,859,930	1,594,914	929,420

(3)

The dollar amounts reported represent the amount of CAP, computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our Non-PEO Named Executive Officers during the applicable year. To calculate the amounts in the CAP to Non-PEO Named Executive Officers column in the table above, the following amounts were deducted from or added to (as applicable) the Total Compensation as reported in the SCT:

	Average	Reported	Equity	Average Summary
	Summary Compensation	Value of Average Equity	Award Adjustments to	Compensation Actually
	Table Total for Non-PEO	Awards to Non-PEO Named	Non-PEO Named	Paid to Non-PEO Named
	Named Executive Officers (a)	Executive Officers (b)	Executive Officers (c)	Executive Officers
Year	($)	($)	($)	($)
2025	1,947,430	(760,045)	564,408	1,751,794
2024	1,090,484	(637,969)	258,807	711,322
2023	1,457,560	(580,800)	292,161	1,168,921
2022	819,670	(312,900)	312,550	819,320
2021	733,150	(259,290)	690,512	1,164,372
(a)	The amounts disclosed represent the average of the total amounts attributable to all non-PEO Named Executive Officers for the period each served, as included in the amounts reported as Total Compensation in the SCT.
(b)	Represents the average grant date fair value of the equity awards reported in the Stock Awards column of the SCT.
(c)	Represents the average year-over-year change in the fair value of equity awards, as shown below.

	2025	2024	2023	2022	2021
Fair Value of	($)	($)	($)	($)	($)
Equity awards granted in Current Fiscal year (CFY) outstanding and unvested as of end of CFY	628,619	464,063	440,440	311,150	304,180
Change in prior year awards outstanding and unvested as of end of CFY	(108,490)	(232,060)	(190,584)	—	201,272
Change in prior year awards that vested in current year	56,711	(3,121)	13,685	—	185,060
Prior year awards that fail to meet vesting conditions during CFY	(44,921)	—	—	—	—
Dividends paid	32,489	29,925	28,620	1,400	—
Total Equity Award Adjustments	564,408	258,807	292,161	312,550	690,512

(4)

Reflects cumulative total shareholder return of the Peer Group as of December 31, 2025, calculated over the measurement period beginning as of December 31, 2020, established by the market close on that day through and including the end of 2025. The Peer Group used by the Company is the same as the one identified for purposes of Item 201(e) of Regulation S-K under the Exchange Act in its Form 10-K for the year ended December 31, 2025.

(5)

OCF is computed as EBITDA minus cash paid for capital expenditures, plus discretionary adjustments. For the year ended December 31, 2025, these adjustments included a net of reduction of $11.8 million comprising of the cashflows and costs related to a recently completed acquisition of $9.1 million and an insurance gain of $2.7 million. In 2023 discretionary adjustments totaling approximately $24.5 million related to pension plan termination, litigation settlement and expenses related to acquisitions were added back. There were no discretionary adjustments in computing OCF for the years 2024, 2022 and 2021.

Company Selected Measure Name	OCF
Named Executive Officers, Footnote
(1)	Amounts disclosed for the first Principal Executive Officer (PEO), second PEO and other Non-PEO Named Executive Officers relate to reported compensation as follows:
>	Richard A. Hubbell – was the President and Chief Executive Officer through May 17, 2022, and for the year 2021. He has been Executive Chairman of the Board Officer since May 17, 2022. His total compensation for 2022 and 2021 has been disclosed as amounts related to first PEO. For 2025, 2024 and 2023, his compensation has been included in amounts related to Non-PEO Named Executive Officers.
>	Ben M. Palmer – is named PEO for 2025 and been the President and Chief Executive Officer effective May 17, 2022, and was Vice President, Chief Financial Officer and Corporate Secretary prior. For 2025, 2024, 2023 and 2022, his total compensation has been disclosed as amounts related to second PEO. For 2021, his compensation has been disclosed in amounts related to Non-PEO Named Executive Officers.
>	Michael L. Schmit – has been Vice President, Chief Financial Officer and Corporate Secretary effective May 17, 2022, and his compensation has been included in amounts related to Non-PEO Named Executive Officers for 2025, 2024, 2023 and 2022.

Peer Group Issuers, Footnote
(4)

Reflects cumulative total shareholder return of the Peer Group as of December 31, 2025, calculated over the measurement period beginning as of December 31, 2020, established by the market close on that day through and including the end of 2025. The Peer Group used by the Company is the same as the one identified for purposes of Item 201(e) of Regulation S-K under the Exchange Act in its Form 10-K for the year ended December 31, 2025.

Adjustment To PEO Compensation, Footnote
(2)

The dollar amounts reported represent the amount of Compensation Actually Paid (CAP), computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. To calculate the amounts in the CAP to PEO column in the table above, the following amounts were deducted from or added to (as applicable) the Total compensation as reported in the Summary Compensation Table (SCT):

	Reported	Reported		Reported	Reported	Equity	Equity
	Summary	Summary	Pension	Value of	Value of	Award	Award
	Compensation	Compensation	Adjustments	Equity	Equity	Adjustments	Adjustments	Compensation	Compensation
	Table Total for	Table Total for	to First	Awards to	Awards to	to first	to second	Actually Paid	Actually Paid
	first PEO (a)	second PEO (a)	PEO	first PEO (b)	second PEO (b)	PEO (c)	PEO (c)	to first PEO	to second PEO
Year	($)	($)	($)	($)	($)	($)	($)	($)	($)
2025	—	3,192,075	—	—	(1,388,265)	—	1,027,080	—	2,830,890
2024	—	1,854,830	—	—	(1,224,900)	—	570,994	—	1,200,924
2023	—	2,391,450	—	—	(998,400)	—	553,888	—	1,946,938
2022	2,138,360	2,272,390	—	(670,500)	(804,600)	1,859,930	1,594,914	3,327,790	3,062,704
2021	1,371,410	—	—	(387,000)	—	929,420	—	1,913,830	—
(a)	The amounts disclosed represent the amounts reported as Total Compensation in the SCT.
(b)	Represents the grant date fair value of the equity awards reported in the Stock Awards column of the SCT.
(c)	Represents the year-over-year change in the fair value of equity awards, as shown below. For 2022, the change in fair value of equity awards has been attributed to the Named Executive Officer who was PEO as of December 31, 2022:

	2025	2024	2023	2022 - First PEO	2022 - Second PEO	2021
Fair Value of	($)	($)	($)	($)	($)	($)
Equity awards granted in Current Fiscal Year (CFY) outstanding and unvested as of end of CFY	1,148,481	891,000	757,120	666,750	800,100	454,000
Change in prior year awards outstanding and unvested as of end of CFY	(194,200)	(365,990)	(266,938)	1,096,200	730,800	305,800
Change in prior year awards that vested in current year	93,347	(3,536)	20,538	83,900	53,694	169,620
Prior year awards that fail to meet vesting conditions during CFY	(77,220)	—	—	—	—	—
Dividends paid	56,672	49,520	43,168	13,080	10,320	—
Total Equity Award Adjustments	1,027,080	570,994	553,888	1,859,930	1,594,914	929,420

Non-PEO NEO Average Total Compensation Amount	$ 1,947,430	$ 1,090,484	$ 1,457,560	$ 819,670	$ 733,150
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,751,794	711,322	1,168,921	819,320	1,164,372
Adjustment to Non-PEO NEO Compensation Footnote
(3)

The dollar amounts reported represent the amount of CAP, computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our Non-PEO Named Executive Officers during the applicable year. To calculate the amounts in the CAP to Non-PEO Named Executive Officers column in the table above, the following amounts were deducted from or added to (as applicable) the Total Compensation as reported in the SCT:

	Average	Reported	Equity	Average Summary
	Summary Compensation	Value of Average Equity	Award Adjustments to	Compensation Actually
	Table Total for Non-PEO	Awards to Non-PEO Named	Non-PEO Named	Paid to Non-PEO Named
	Named Executive Officers (a)	Executive Officers (b)	Executive Officers (c)	Executive Officers
Year	($)	($)	($)	($)
2025	1,947,430	(760,045)	564,408	1,751,794
2024	1,090,484	(637,969)	258,807	711,322
2023	1,457,560	(580,800)	292,161	1,168,921
2022	819,670	(312,900)	312,550	819,320
2021	733,150	(259,290)	690,512	1,164,372
(a)	The amounts disclosed represent the average of the total amounts attributable to all non-PEO Named Executive Officers for the period each served, as included in the amounts reported as Total Compensation in the SCT.
(b)	Represents the average grant date fair value of the equity awards reported in the Stock Awards column of the SCT.
(c)	Represents the average year-over-year change in the fair value of equity awards, as shown below.

	2025	2024	2023	2022	2021
Fair Value of	($)	($)	($)	($)	($)
Equity awards granted in Current Fiscal year (CFY) outstanding and unvested as of end of CFY	628,619	464,063	440,440	311,150	304,180
Change in prior year awards outstanding and unvested as of end of CFY	(108,490)	(232,060)	(190,584)	—	201,272
Change in prior year awards that vested in current year	56,711	(3,121)	13,685	—	185,060
Prior year awards that fail to meet vesting conditions during CFY	(44,921)	—	—	—	—
Dividends paid	32,489	29,925	28,620	1,400	—
Total Equity Award Adjustments	564,408	258,807	292,161	312,550	690,512

Compensation Actually Paid vs. Total Shareholder Return

The following graphs reflect the CAP paid to our PEOs and other Non-PEO Named Executive Officers over the five-year period ended December 31, 2025 and the performance of the Peer Group, and show the Company’s TSR, net income and OCF results over the same period.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group

The following graphs reflect the CAP paid to our PEOs and other Non-PEO Named Executive Officers over the five-year period ended December 31, 2025 and the performance of the Peer Group, and show the Company’s TSR, net income and OCF results over the same period.

Tabular List, Table
>	Net Income;
>	OCF – calculated as EBITDA minus cash paid for capital expenditures, adjusted as described above;
>	EBITDA; and
>	Total Shareholder Return.

Total Shareholder Return Amount	$ 187	198	237	284	144
Peer Group Total Shareholder Return Amount	160	156	194	210	121
Net Income (Loss)	$ 32,000,000	$ 91,000,000	$ 195,000,000	$ 218,000,000	$ 7,000,000
Company Selected Measure Amount	57	13	200	208	23
PEO Name	Ben M. Palmer
OCF adjustment amount	$ 24,500,000
Acquisition cost	9,100,000
Insurance gain	2,700,000
Net of reduction	$ 11,800,000
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	OCF
Non-GAAP Measure Description
(5)

OCF is computed as EBITDA minus cash paid for capital expenditures, plus discretionary adjustments. For the year ended December 31, 2025, these adjustments included a net of reduction of $11.8 million comprising of the cashflows and costs related to a recently completed acquisition of $9.1 million and an insurance gain of $2.7 million. In 2023 discretionary adjustments totaling approximately $24.5 million related to pension plan termination, litigation settlement and expenses related to acquisitions were added back. There were no discretionary adjustments in computing OCF for the years 2024, 2022 and 2021.

Measure:: 3
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Total Shareholder Return
Hubbell
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 2,138,360	$ 1,371,410
PEO Actually Paid Compensation Amount				3,327,790	1,913,830
Palmer
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,192,075	$ 1,854,830	$ 2,391,450	2,272,390
PEO Actually Paid Compensation Amount	2,830,890	1,200,924	1,946,938	3,062,704
PEO | Hubbell | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(670,500)	(387,000)
PEO | Hubbell | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,859,930	929,420
PEO | Hubbell | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				666,750	454,000
PEO | Hubbell | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,096,200	305,800
PEO | Hubbell | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				83,900	169,620
PEO | Hubbell | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				13,080
PEO | Palmer | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,388,265)	(1,224,900)	(998,400)	(804,600)
PEO | Palmer | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,027,080	570,994	553,888	1,594,914
PEO | Palmer | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,148,481	891,000	757,120	800,100
PEO | Palmer | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(194,200)	(365,990)	(266,938)	730,800
PEO | Palmer | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	93,347	(3,536)	20,538	53,694
PEO | Palmer | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(77,220)
PEO | Palmer | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,672	49,520	43,168	10,320
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(760,045)	(637,969)	(580,800)	(312,900)	(259,290)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	564,408	258,807	292,161	312,550	690,512
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	628,619	464,063	440,440	311,150	304,180
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(108,490)	(232,060)	(190,584)		201,272
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,711	(3,121)	13,685		$ 185,060
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,921)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 32,489	$ 29,925	$ 28,620	$ 1,400